Investment Objectives and Goals - Grayscale Bitcoin Miners ETF	Jul. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Miners ETF
Objective, Primary [Text Block]
3.)	Investment Objective Change. The Fund’s new investment objective will be to seek investment results that track the performance (before fees and expenses) of the New Underlying Index.